Compensation and benefits (Tables)	12 Months Ended
Dec. 31, 2020
Compensation and benefits
in	2020	2019	2018
Compensation and benefits (CHF million)
Salaries and variable compensation	8,401	8,608	8,220
Social security	653	642	652
Other [1]	836	786	748
Compensation and benefits	9,890	10,036	9,620
1
Includes pension-related expenses of CHF 517 million, CHF 437 million and CHF 411 million in 2020, 2019 and 2018, respectively, relating to service costs for defined benefit pension plans and employer contributions for defined contribution plans.

Bank
Compensation and benefits
in	2020	2019	2018
Compensation and benefits (CHF million)
Salaries and variable compensation	7,521	7,733	7,449
Social security	559	554	567
Other [1]	780	818	848
Compensation and benefits	8,860	9,105	8,864
1
Includes pension-related expenses of CHF 503 million, CHF 502 million and CHF 533 million in 2020, 2019 and 2018, respectively, relating to service costs for defined benefit pension plans and employer contributions for defined contribution pension plans.